Revenues from Contracts with Customers - Balances from Contracts with Customers in Fee Business (Detail) - JPY (¥) ¥ in Millions	Sep. 30, 2022	Mar. 31, 2022
Contract with Customer, Asset and Liability [Abstract]
Trade Notes, Accounts and Other Receivable	¥ 171,244	¥ 174,667
Contract assets (Included in Other Assets)	23,036	13,802
Contract liabilities (Included in Other Liabilities)	¥ 30,678	¥ 32,978